Annual Fund Operating Expenses - LVIP American Income Allocation Fund	May 01, 2021
Standard Class
Operating Expenses:
Management Fee	0.25%
Distribution and/or Service (12b-1) fees	none
Other Expenses	0.09%
Acquired Fund Fees and Expenses (AFFE)	0.29%
Total Annual Fund Operating Expenses	0.63%	[1]
Less Fee Waiver	0.05%	[2]
Total Annual Fund Operating Expenses (After Fee Waiver)	0.58%
Service Class
Operating Expenses:
Management Fee	0.25%
Distribution and/or Service (12b-1) fees	0.35%
Other Expenses	0.09%
Acquired Fund Fees and Expenses (AFFE)	0.29%
Total Annual Fund Operating Expenses	0.98%	[1]
Less Fee Waiver	0.05%	[2]
Total Annual Fund Operating Expenses (After Fee Waiver)	0.93%

[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include AFFE.
[2]	Lincoln Investment Advisors Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.05% of the Fund’s average daily net assets. The agreement will continue through at least April 30, 2022 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.